Other commitments and contingencies, concentrations and factors that may affect future operations - Additional Information (Detail) ¥ in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Mar. 31, 2014 USD ($)	Mar. 31, 2015 JPY (¥)
Commitments and Contingencies Disclosure [Line Items]
Guarantee contracts obligations, maximum potential amount of future payments		¥ 2,238,185
Guarantee contracts obligations, liabilities		¥ 6,531
Percentage of material costs from purchases from an affiliated company		10.00%
Purchase Commitment
Commitments and Contingencies Disclosure [Line Items]
Commitments outstanding for purchase of property, plant and equipment, service and other assets		¥ 325,555
Deferred Prosecution Agreement
Commitments and Contingencies Disclosure [Line Items]
Payment to U.S. government | $	$ 1,200
Minimum
Commitments and Contingencies Disclosure [Line Items]
Payment guarantee period		1 month
Maximum
Commitments and Contingencies Disclosure [Line Items]
Payment guarantee period		35 years